OTHER INFORMATION REQUIRED TO BE INCLUDED AS  AN ATTACHMENT PURSUANT to COMMISSION RULES AND REGULATIONS

Explanatory Note - Other Information Required

Exhibit G.1.a.vi

The American Beacon Select Funds (the “Trust”) is making an amended filing to include information for the American Beacon Ionic Inflation Protection ETF (series number S000090213) (the “Fund”), which was not available at the time of the original filing made by the Trust on July 10, 2025 (Accession number 0001752724-25-165862).  In particular, the amended filing updates Items E.3.b.i, E.3.b.ii, E.3.b.iii, E.3b.iv, E3.c.i, E.3.c.ii, E.3.c.iii, E.3.c.iv, E.3.d.i.2, E.3.e.i.2, E.3.e.i.3, E.3.e.ii.2, and E.3.e.ii.3 to include responses to questions included in Part E: Additional Questions for Exchange-Traded Funds and Exchange-Traded Managed Funds.

Other than these items, there are no other changes to the Trust’s prior filing.